Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	December 31, 2025	December 31, 2024
Advances to suppliers	$1,272	$1,389
Prepaid expenses	11,876	9,505
Government institutions	2,648	11,485
Derivative instrument assets	2,025	553
Other	1,809	314
	$19,630	$23,246